Shareholders' Equity - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 03, 2020	Jul. 25, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate ordinary shares repurchase		$ 10,485.5
Shares repurchase, shares		11,400,000	11,200,000	10,300,000
Shares repurchase, value		$ 1,297,700,000	$ 1,278,000,000.0	$ 1,103,900,000
Weighted average fair value granted under options		$ 22.0	$ 22.8	$ 30.1
Total intrinsic value of options exercised		$ 81,700,000	$ 25,400,000	$ 297,500,000
Weighted average fair value of stock units granted		$ 105.3	$ 113.3	$ 101.2
Total fair value of restricted stock units vested		$ 49,600	$ 47,000.0	$ 32,300
Unrecognized compensation expense		$ 207,700,000
Unrecognized compensation expense expected period of recognition (in years)		1 year 9 months 29 days
Options to purchase ordinary shares reserved for issuance		14,800
Share based compensation aggregate amount including options and units aggregate value outstanding		$ 148,300,000
Share based compensation arrangement by share based payment award options outstanding intrinsic value		$ 244,300,000	$ 122,400,000
Options In The Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares		9,400,000	4,900,000
Options Out Of Money
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award options nonvested number of shares			5,800,000
Share based compensation arrangement by share based payment award options outstanding intrinsic value			$ 0
Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs per quarter					$ 2,000,000	$ 2,000,000
Authorized amount under share repurchase programs					$ 325,000	$ 325,000
Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)		7 years
Reserved and Authorized Shares, percent of ordinary shares issued and outstanding at year end		10.00%
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares issued		1,600,000
Percentage of salary to purchase Ordinary shares				15.00%
Ordinary shares per employee, maximum				1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date				85.00%
Purchase of Ordinary shares by employees		400,000	300,000	300,000
Average price per share purchased by employees		$ 95.4	$ 95.2	$ 87.6
Compensation expense recognized		$ 10,200	$ 8,000.0	$ 6,700
US ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance		500,000
Number of shares available under ESPP		800,000
Rest of the World ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase ordinary shares reserved for issuance		2,000,000.0
Stock Options | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number		1,700	1,400
Restricted Stock Units (RSUs) | Two Thousand Five Equity Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Performance Stock Units PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number	[1]
Performance Stock Units PSU | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options non vested number		100

[1]	Represents an amount lower than 0.1